N-2	May 17, 2023
Cover [Abstract]
Entity Central Index Key	0000743367
Amendment Flag	false
Securities Act File Number	001-13349
Document Type	8-K
Entity Registrant Name	BAR HARBOR BANKSHARES
Entity Address, Address Line One	PO Box 400
Entity Address, Address Line Two	82 Main Street
Entity Address, City or Town	Bar Harbor
Entity Address, Postal Zip Code	04609-0400
City Area Code	207
Local Phone Number	288-3314
Entity Emerging Growth Company	false